General information and summary of material accounting policies	12 Months Ended
Dec. 31, 2024
Accounting Policies1 [Abstract]
General information and summary of material accounting policies
1. General information and summary of material accounting policies
Titan America SA (“Titan America”) is a Belgium-based holding company, incorporated on July 17, 2024 for the purpose of facilitating an initial public offering and other related transactions in order to carry on the business of Titan Atlantic Cement Industrial and Commercial S.A. (“Titan Atlantic”). Titan America’s primary role is that of a holding company, and it will not engage in significant operational activities. Its sole material asset is its investment in Titan Atlantic. Titan America, along with its wholly owned subsidiaries including Titan Atlantic, are referred to as the “Company”.
The Company, through its wholly owned subsidiaries, primarily operates in the manufacture, distribution, and sale of cement, fly ash, aggregates, ready-mix concrete, and concrete block to resellers and construction contractors in the Eastern region of the United States. Titan America’s principal offices are located in Belgium.
Reorganization Transaction
On December 18, 2024, Titan Cement International SA (“TCI”) contributed Titan Atlantic to Titan America in exchange for 175,342,465 common shares representing 100% of the equity in Titan America (the “Reorganization Transaction”). The Reorganization Transaction signified a continuation of Titan Atlantic’s operations within a new legal framework, rather than the initiation of new business activities. The Reorganization Transaction represents an internal reorganization of entities under common control and is not within the scope of IFRS 3, Business Combinations. As a result, the consolidated financial statements for periods prior to the Reorganization Transaction reflect the operations of our predecessor, Titan Atlantic. The following adjustments were recorded by the Company within equity:
▪Common Stock was adjusted to reflect the $10.00 per share derived value of Titan America’s common shares multiplied by common shares outstanding following the Reorganization Transaction;
▪Share Premium was adjusted to reflect an issue premium multiplied by the number of common shares issued by Titan America in the Reorganization Transaction, less the value of the Company’s retained earnings; and
▪A Common Control Reserve was established within equity to adjust the Company’s Total Stockholder’s Equity balance to the carrying value of Total Stockholder’s Equity immediately prior to the Reorganization Transaction.
The consolidated financial statements for the years ended December 31, 2024, 2023 and 2022 were authorized for issuance by the Board of Directors of the Company on April 4, 2025.
Summary of material accounting policies
The principal accounting policies adopted in the preparation of these financial statements are set forth below:
1.1.     Basis of preparation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board (IFRS Accounting Standards). The definition of IFRS Accounting Standards also encompasses all valid International Accounting Standards (IAS), as well as all interpretations of the International Financial Reporting Interpretations Committee (IFRIC), including those formally issued by the Standing Interpretations Committee.
These financial statements have been prepared under the historical cost convention, except for certain financial assets and liabilities (including derivative financial instruments) and defined benefit pension plan assets, which are measured at fair value.
The preparation of financial statements in conformity with IFRS Accounting Standards requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are described in Note 2.
The financial statements have been prepared using the same accounting policies as the prior year, except for the adoption of the new or revised standards, amendments and/or interpretations that became mandatory for periods beginning on or after January 1, 2024.
The accompanying consolidated financial statements present the results of operations, financial position, and cash flows of the Company, which includes the historical consolidated financial information of our predecessor, Titan Atlantic, prior to the Reorganization Transaction. The earnings per share of the Company have been presented to retrospectively reflect the capital structure of the Company in connection with the Reorganization Transaction.
1.1.1New and amended standards and interpretations
Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2024 reporting periods and have not been early adopted by the Company. The Company is currently assessing whether these standards will have a material impact on the Company in the current or future periods and on foreseeable future transactions.
•In August 2023, the IASB issued Lack of Exchangeability (Amendments to IAS 21), which clarifies that entities must estimate the spot exchange rate when it is determined that a currency lacks exchangeability and introduces targeted disclosure requirements. The amendments are effective for annual reporting periods beginning on or after January 1, 2025.
•In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements, which will replace IAS 1 Presentation of Financial Statements and will be accompanied by limited amendments to IAS 7 Statement of Cash Flows. IFRS 18 will introduce a defined structure for the statement of profit or loss and add disclosure about management-defined performance measures and new principle for aggregation and disaggregation of information. The standard will be effective for annual reporting periods beginning on or after January 1, 2027.
•In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). The amendments clarify that financial liabilities are derecognized on the settlement date, subject to an accounting policy choice for certain liabilities settled through an electronic payment system; clarify the classification and measurement requirements for financial assets with Environmental, Social, and Governance linked and non-recourse features; and add certain disclosure requirements. The amendments are effective for annual reporting periods beginning on or after January 1, 2026.
•In July 2024, the IASB issued Annual Improvements to IFRS Standards – Volume 11, which include, basically, technical and editorial changes to existing standards. The amendments to the standards are effective for annual reporting periods beginning on or after January 1, 2026.
•In December 2024, the IASB issued the amendments to IFRS 9 and IFRS 7, Contracts Referencing Nature-dependent Electricity to clarify the use of the “own-use exemption” for power purchase agreements from renewable sources and allow, subject to certain conditions being met, the designation of a cash flow hedge in the presence of contracts for the purchase or sale of electricity from renewable sources. The amendments to the standards are effective annual reporting periods beginning on or after January 1, 2026.
•In May 2024, the IASB issued IFRS 19 Subsidiaries without Public Accountability: Disclosures aimed to reduce disclosure requirements for the preparation of the separate (and, if applicable, consolidated) financial statements of companies (that are neither listed nor financial institutions) controlled, directly or indirectly, by a parent that produces consolidated financial statements that are available for public use and that comply with IFRS. The standard will be effective for annual reporting periods beginning on or after January 1, 2027.
The Company has adopted the following standards and amendments for the first time in the annual reporting period commencing on January 1, 2024:
•Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants – Amendments to IAS 1 (January 1, 2024)
•Lease Liability in a Sale and Leaseback – Amendments to IFRS 16 (January 1, 2024)
•Disclosures: Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7 (January 1, 2024)
•Disclosures of Revenues and Expenses for Reportable Segments – IFRIC Interpretations Committee Agenda Decision – IFRS 8
The amendments listed above did not have a material impact on amounts recognized in prior periods and are not expected to materially affect the current or future periods.
1.2.     Consolidation
(a) Subsidiaries
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.
A listing of Company subsidiaries at December 31, 2024, 2023 and 2022 follows:

List of Legal Entities	Country of incorporation	State of incorporation	Nature of business	2024 % of investment	2023 % of investment	2022 % of investment
Titan Atlantic Cement Industrial and Commercial S.A.	Greece	N/A	Investment holding company	100%	100%	100%
Titan America LLC	USA	Delaware	Investment holding company	100%	100%	100%
Essex Cement Company LLC	USA	Delaware	Trading company	100%	100%	100%
Mechanicsville Concrete LLC	USA	Virginia	Ready-mix producer	100%	100%	100%
Pennsuco Cement Company LLC	USA	Delaware	Investment holding company	100%	100%	100%
Roanoke Cement Company LLC	USA	Virginia	Cement producer	100%	100%	100%
S&W Ready-Mix Concrete Company LLC	USA	North Carolina	Ready-mix producer	100%	100%	100%
Separation Technologies LLC	USA	Delaware	Fly ash beneficiation	100%	100%	100%
ST Equipment & Technology LLC	USA	Delaware	Sales and engineering services	100%	100%	100%
ST Equipment & Technology Trading Company LLC	USA	Delaware	Trading company	N/A	100%	100%
ST Mid-Atlantic LLC	USA	North Carolina	Investment holding company	N/A	N/A	100%
Titan Florida LLC	USA	Delaware	Cement, aggregates, ready-mix and concrete block producer	100%	100%	100%
Titan Mid-Atlantic Aggregates LLC	USA	Virginia	Aggregates producer	100%	100%	100%
Titan Virginia Ready-Mix	USA	Delaware	Ready-mix concrete producer	100%	100%	100%
Trusa Realty LLC	USA	Florida	Real estate holding company	100%	100%	100%
Markfield America LLC	USA	Virginia	Insurance brokerage company	N/A	100%	100%
Titan Florida Holdings LLC	USA	Delaware	Investment holding company	100%	100%	N/A
Carolinas Cement Company LLC	USA	Delaware	Investment holding company	100%	100%	100%
Norfapeake Terminal LLC	USA	Virginia	Real estate holding company	100%	100%	100%

List of Legal Entities	Country of incorporation	State of incorporation	Nature of business	2024 % of investment	2023 % of investment	2022 % of investment
S&W Ready-Mix LLC	USA	South Carolina	Ready-mix producer	100%	100%	100%
Titan Florida Concrete Products LLC	USA	Delaware	Investment holding company	100%	100%	N/A
Titan Florida Aggregates LLC	USA	Delaware	Investment holding company	100%	100%	N/A
Titan Florida Cement LLC	USA	Delaware	Investment holding company	100%	100%	N/A
Metro Redi-Mix LLC	USA	Florida	Real estate holding company	100%	100%	100%
Miami Valley Ready-Mix Florida LLC	USA	Delaware	Real estate holding company	100%	100%	100%
Summit Ready-Mix LLC	USA	Florida	Real estate holding company	100%	100%	100%
Silver Sand Transportation LLC	USA	Delaware	Transportation brokerage	100%	100%	100%
Standard Concrete LLC	USA	Florida	Investment holding company	100%	100%	100%
Massey Sand and Rock Co.	USA	California	Inactive	100%	100%	100%
Daleville Development LLC	USA	Virginia	Real estate holding company	100%	100%	100%
Nestor Timber Development LLC	USA	Virginia	Real estate holding company	100%	100%	100%
SEI LLC	USA	North Carolina	Real estate holding company	100%	100%	100%
Evergreen Wildlife Management LLC	USA	Virginia	Inactive	N/A	N/A	100%
D.M Conner LLC	USA	Virginia	Aggregates producer	100%	N/A	N/A
(b) Associates
Associates are entities in which the Company has an investment but over which it does not exercise control (either directly or jointly) but rather over which the Company exerts significant influence.
1.3.Foreign currency translation
The consolidated financial statements are presented in thousands of U.S. Dollars, which is also the parent company’s functional currency. Foreign currency transactions are translated using the exchange rates (i.e. spot rates) prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized as foreign exchange (loss)/gain, net in the Consolidated Statements of Income. Translation differences on non-monetary financial assets and liabilities are included in the Consolidated Statements of Income.
The financial statements of the Company’s subsidiaries that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•Assets and liabilities for each balance sheet are translated at the closing rate at the date of the balance sheet.
•Income and expenses for each income statement and statement of comprehensive income are translated at average exchange rates.
•All exchange differences resulting from the above are recognized in other comprehensive income.
1.4.Property, plant, equipment and mineral deposits
Property, plant and equipment is stated at historical cost less accumulated depreciation and impairment losses, except for land (excluding quarries), which is shown at cost less impairment losses.
Cost includes expenditures directly attributable to the acquisition of the items and any environmental rehabilitation costs to the extent that they have been recognized as a provision (refer to Note 1.16). Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the entity and the cost of the item can be measured reliably. The carrying amount of a replaced part is derecognized. All other repairs and maintenance are charged to the Consolidated Statements of Income as incurred. Subsequent component costs are depreciated over the remaining useful life of the related asset. Subsequent refurbishment costs that extend the asset’s useful life are depreciated over the newly determined life.
With the exception of quarries and refurbishments, depreciation is calculated using the straight-line method to allocate the cost of the assets to their residual values over their estimated useful lives, as follows:

	Cement	Aggregates	Other
Land improvements	15 - 30	15	15
Building and improvements	25	25	25
Machinery and equipment	15-30	10-20	5-15
Mobile equipment	7-25	7-15	7
Marine equipment	20	20	n/a
Auto and truck	8	8	8
Furniture and fixtures	3-5	3-5	3-5

Land on which quarries are located is depreciated on a depletion basis, which is recorded as the material extraction process advances based on the unit-of-production method based on proven and probable reserves and indicated and measured resources, defined as quantified and fully assessed reserves of raw materials in fully controlled land for which we have the mining rights and have or expect the necessary administrative permits for mining operations.
Major spare parts and stand-by equipment are classified as property, plant, equipment, and mineral deposits and are included in the machinery and equipment category.
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each reporting date. Where the carrying amount of an asset is greater than its estimated recoverable amount, it is written down immediately to its recoverable amount (refer to Note 1.7).
Items of Property, plant and equipment are derecognized upon disposal or when no future economic benefits are expected from their use or disposal. Gains and losses on disposals are determined by comparing proceeds with carrying amounts. Impairment losses are measured as the difference between the carrying value and the recoverable amount which is the value-in-use. Both gains and losses on disposals and impairment losses are included in cost of goods sold or general and administrative expense, depending on their nature.
Interest costs on borrowings specifically used to finance the construction of Property, plant and equipment are capitalized during the construction period if the criteria for recognition are met. To the extent that funds are borrowed generally and used for the purpose of obtaining a qualifying asset, the amount of borrowing costs eligible for capitalization is determined by applying a capitalization rate to the expenditures on that asset. The capitalization rate is the weighted average of the borrowing costs applicable to the borrowings of the Company that are outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset (refer to Note 1.23).
1.5.Intangible assets
    (a)    Goodwill
Goodwill arises on the acquisition of subsidiaries and represents the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interest over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the gain is recognized in profit or loss.
Goodwill represents the future economic benefits arising from assets that are not capable of being individually identified and separately recognized in a business combination. Goodwill is not amortized. After initial recognition, it is measured at cost less any impairment losses.
For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company’s cash-generating units (CGU’s) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
Each unit or group of units to which the goodwill is allocated represents the lowest level within the Company at which goodwill is monitored for internal management purposes. Goodwill is monitored at the CGU level.
Impairment testing is performed annually or more frequently if events or changes in circumstances indicate a potential impairment. The carrying value of goodwill is compared to the recoverable amount, which is the higher of the value-in-use and the fair value less costs to sell. Any impairment is recognized immediately as an expense and is not subsequently reversed.
(b)Software
Costs associated with maintaining software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Company are recognized as intangible assets where the following criteria are met:
•it is technically feasible to complete the software so that it will be available for use;
•management intends to complete the software and use it;
•there is an ability to use the software;
•it can be demonstrated how the software will generate probable future economic benefits;
•adequate technical, financial and other resources to complete the development and to use the software are available; and
•the expenditure attributable to the software during its development can be reliably measured.
Directly attributable costs that are capitalized as part of the software include employee costs and an appropriate portion of relevant overheads. Capitalized development costs are recorded as intangible assets and amortized over its economic useful life from the point at which the asset is ready for use.
(c)Other intangible assets
Intangible assets acquired separately are measured at cost upon initial recognition. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangible assets, excluding capitalized development costs, are not capitalized and instead recognized in profit and loss in the period in which the expenditure is incurred.
The useful lives of intangible assets are assessed as either finite or indefinite.
Intangible assets with finite lives are amortized on a straight-line basis over their economic useful life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and amortization method for an intangible asset with a finite useful life are reviewed at the end of each reporting period. Changes in the expected useful life or the expected pattern of realization of the future economic benefits are considered in modifying the amortization period or method, as appropriate, and are treated as changes in accounting estimates. Amortization expense on intangible assets with finite useful lives is recognized in the Consolidated Statements of Income in the expense category that best reflects the assets’ function.
Intangible assets with indefinite useful lives are not amortized. They are tested for impairment annually either individually or at the CGU level. The assessment of indefinite life is reviewed annually to determine whether it continues to be supportable. If not, a change in useful life from indefinite to finite is made on a prospective basis.
Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the Consolidated Statements of Income in the expense category that best reflects the asset’s nature.
The estimated useful lives for the major components of intangible assets are:

Years
Customer Relationships	5 -7
Software	7
Tradenames	Indefinite
1.6.Deferred stripping costs
Stripping costs comprise the removal of overburden and other waste products at a quarry or mine. Stripping costs incurred in the development of a quarry or mine before production commences, and as new areas of mining are developed, are included in the carrying amount of the related quarry or mine, under property, plant, equipment and mineral deposits. These costs are subsequently depreciated on a units-of-production basis.
1.7.Impairment of non-financial assets other than Goodwill
Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
For the purpose of testing for impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGU). Impairment losses recognized on non-financial assets other than goodwill are reviewed for possible reversal of the impairment at each reporting date. An asset’s recoverable amount is the higher of the asset’s or CGU’s fair value less costs to sell and its value-in-use. Recoverable amount is determined for each asset individually, except for those that do not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is impaired and is written down to its recoverable amount.
Intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment. Intangible assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized immediately as an expense for the amount by which the asset’s carrying amount exceeds its recoverable amount.
1.8.Leases
Leases are recognized as a right-of-use asset and a corresponding lease liability at the date of the commencement of the lease. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date. It is discounted by using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate (IBR). The IBR is the secured rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of a similar value in a similar economic environment with similar terms and conditions.
The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is re-measured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.
Lease liabilities include the net present value of the following:
•lease payments (including in-substance fixed payments);
•variable lease payments that are based on an index or a rate;
•amounts expected to be payable by the lessee under residual value guarantees; and
•the exercise price of a purchase option if the lessee is reasonably certain to exercise that option.
The right-of-use asset is initially measured at cost, and subsequently, at cost less accumulated depreciation and impairment losses, adjusted for certain re-measurements of the lease liability.
Right-of-use assets are generally depreciated over the lease-term, except where there is a purchase option that is reasonably certain of being exercised. In that case, the right-of-use asset is depreciated over its estimated useful life in accordance with the estimates disclosed in Note 1.4.
The initial measurement of the right-of-use asset is comprised of:
•the amount of the initial lease liability;
•any lease payments made at or before the commencement date; less any lease incentives received;
•any initial direct costs, and
•restoration or return costs.
The Company leases various types of land, buildings, equipment and motor vehicles and has applied judgment to determine the lease term for contracts that include renewal options. The assessment of whether the Company is reasonably certain to exercise such options impacts the lease term, which could materially affect the amount of lease liabilities and right-of-use assets recognized. Lease terms are negotiated on an individual basis and contain different terms and conditions. Some leases have fixed price increases, while others have increases based on changes in price indices.
Machinery & equipment and motor vehicle contracts generally have fixed terms from 3-8 years, with some having fair value or fixed-price purchase options and/or renewal options. Renewal options on these types of contracts are generally for short durations. Land and building contracts generally have fixed terms from 5-10 years. These types of contracts can have multiple renewal options that extend over a material number of additional years.
Payments associated with short-term leases of equipment and vehicles and all leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less without a purchase option. Low-value assets comprise IT equipment and small items of office furniture.
1.9.Inventories
Inventories are stated at the lower of cost and net realizable value. Cost is determined using a weighted average cost method. The cost of finished goods and work in process comprises direct materials, direct labor and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity.
Net realizable value is the estimated selling price in the ordinary course of business, less the costs of completion and direct selling expenses.
Spare parts classified as inventory are items awaiting use in the production process (repairs and maintenance) that are not otherwise classified as property, plant, equipment and mineral deposits (Note 1.4).
1.10.Trade receivables
Trade receivables are amounts due from customers for products sold or services performed in the ordinary course of business. The Company maintains two different portfolios of trade receivables:
•Portfolio one consists of receivables in a hold to collect model. These receivables are non-interest bearing and are normally settled in accordance with the terms of the contracts. If collection is expected in one year or less, they are classified as current assets at amortized cost. If not, they are presented as non-current assets. They are initially recorded at fair value and subsequently measured at amortized cost using the effective interest method, less any provision for impairment.
•Portfolio two consists of receivables in a hold to sell model as further described in Note 2.2(b) and 7. Receivables in this portfolio are measured at fair value through profit or loss.
1.11.Cash and cash equivalents
Cash and cash equivalents comprise cash on hand, demand deposits held by banks and other short-term highly liquid investments with original maturities of three months or less.
Cash equivalents also include deposits in transit from credit card companies that have been authorized by the respective credit card company and submitted for processing by the Company. Such amounts are held for the purpose of meeting short-term cash requirements, rather than for investment or other purposes, and are readily convertible to a known amount of cash.
1.12.Borrowings
Borrowings are initially recorded at fair value net of transaction costs incurred. In subsequent periods, borrowings are carried at amortized cost in accordance with the effective interest method. Any difference between the proceeds (net of transaction costs) and redemption value is recognized in the Consolidated Statements of Income over the period of the borrowings using the effective interest method.
Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement for at least 12 months after the balance sheet date.
1.13.Current and deferred income taxes
Titan America is subject to income taxes in Belgium. Titan Atlantic is subject to income taxes in the United States and in Greece. Additionally, ST Equipment & Technology Trading Company LLC (“Trading Co”), a subsidiary of Titan America, has elected to be treated as a corporation for income tax purposes. As such, Trading Co will file a separate tax return; however, its activity is included in Titan America’s results.
The tax expense for the period is comprised of current and deferred tax. Tax is recognized in the Consolidated Statements of Income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
Current income tax is calculated based on the tax laws enacted or substantively enacted at the reporting date. Management periodically evaluates positions taken in tax returns where the tax regulations are subject to interpretation and establishes provisions when appropriate based on the amounts expected to be paid to the tax authorities.
Deferred income tax is recognized using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, if the deferred income tax arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit and loss and does not give rise to equal taxable and deductible temporary differences, it is not accounted for.
Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized.
Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted at the reporting date and are expected to apply when the related deferred income tax asset is realized or the related deferred income tax liability is settled.
1.14.    Employee benefits
(a)    Pension and other retirement obligations
The Company sponsors both defined benefit and defined contribution pension plans. A defined contribution plan is a pension plan under which the Company pays fixed contributions into a separate entity. The Company has no legal or constructive obligation to make additional contributions if the fund does not hold sufficient assets to pay all employee benefits related to the current and prior years. A defined benefit plan is a pension plan that is not a defined contribution plan and is funded by the Company.
Typically, defined benefit plans set the amount of pension benefits employees will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation.
The liability recognized in the Statements of Financial Position related to the defined benefit and other post-retirement benefit plan represents the present value of the defined benefit obligation at the reporting date less the fair value of plan assets.
The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds, which have terms to maturity similar to the terms of the related pension obligation.
Past service costs are recognized in profit or loss on the earlier of:
•the date of the plan amendment or curtailment, or
•the date the Company recognizes restructuring related costs.
Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Company recognizes the following changes in the net defined benefit obligation:
•service costs, comprising current service cost, past-service cost, gains and losses on curtailments and non-routine settlements under cost of goods sold, and
•net interest expense or income under finance cost.
Remeasurements related to actuarial gains and losses and the return on plan assets (excluding net interest), are recognized immediately in the Statements of Financial Position with a corresponding charge or credit to member’s equity through Other Comprehensive Income. Remeasurements are not reclassified to profit or loss in subsequent periods.
For defined contribution plans, the Company pays contributions to privately administered plans on a mandatory, contractual or voluntary basis. Once the contributions have been paid, the Company has no further payment obligations. The regular contributions constitute net periodic costs for the year in which they are due and are included in payroll and related expenses in the Consolidated Statements of Income as incurred.
(b)Termination benefits
Termination benefits are payable when an employee is terminated by the Company, or when an employee accepts voluntary separation from the Company in exchange for these benefits. The Company recognizes termination benefits at the earlier of: a) the date the Company can no longer withdraw the offer of those benefits; and b) when the Company recognizes costs for a restructuring that is within the scope of IAS 37 that involves the payment of termination benefits. In the case of an offer made to encourage voluntary separation, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than one year after the end of a reporting period are discounted to present value.
(c)Bonus plan
A liability for employee benefits in the form of a bonus plan is recognized in accrued expenses when the following conditions are met:
• there is a formal plan and the amounts to be paid are determined prior to issuance of the financial statements; or
•past practice has created a valid expectation by employees that they will receive a bonus payment and the amount can be determined prior to issuance of the financial statements.
(d) Share-based compensation
Restricted stock incentive plans
TCI operates an equity-settled share-based compensation plan. The Company recognizes the fair value of the employee service received in exchange for the grant of TCI stock options as an expense.
Prior to 2020, share options were granted to certain members of senior management and other employees of the Company at a discount to the market price of the shares on the respective dates of the grants and were exercisable at those prices. Generally, the options could only be exercised within the year vested or within the first two months of the year following the vesting date. The plan had a contractual option term of three years.
The fair value of the employee services received in exchange for the grant of the options was recognized as an expense during the vesting period, which is the period over which all of the specific vesting conditions are to be satisfied. The total amount to be expensed over the vesting period is determined by reference to the fair value of the options granted specified by the date of grant and:
•include any market performance conditions (for example, the entity’s share price);
•exclude the impact of any service and non-market performance vesting conditions (for example, profitability, sales growth targets and remaining an employee of the Company over a specified time period); and
•include the impact of any non-vesting conditions.
At the end of each reporting period, the Company revised its estimates of the number of options that were expected to vest (which were limited to non-market vesting conditions) and recognized the impact of the revision to the original estimates, if any, in the Consolidated Statements of Income under general and administrative expense, with a corresponding adjustment to equity.
Long-term incentive plan (LTIP)
In May 2020, TCI adopted a new long-term share-based incentive plan. Participants in the plan are awarded a conditional grant of TCI shadow shares at no consideration in April (or later) of each year. The awards have no dividend or voting rights.
The number of shadow shares granted to each participant is determined by the award amount (expressed in US Dollars or Euros) and the value of the shadow share. The value of the shadow share is equal to the average TCI share closing price on Euronext Brussels during the last seven trading days of March of the grant year.
The vesting period of the awards is as follows:
•50% at the completion of a three-year period, and
•50% at the completion of a four-year period.
The awards vest at the designated dates, provided that the participants are still working for the Company or any other subsidiary or affiliate of TCI.
At vesting, participants receive their vested awards in TCI shares.
The Company receives services from its employees, but TCI has the obligation to settle the awards. As a result, the Company accounts for the plan as an equity-settled transaction by recognizing the fair value of the services it receives from the participants in the Consolidated Statements of Income under general and administrative expense, with a corresponding adjustment to equity during the vesting period.
1.15.     Provisions
Provisions represent liabilities of uncertain timing or amount and are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate of the amount can be made. Where the Company expects a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when reimbursement is virtually certain. Expenses related to provisions are presented in the Consolidated Statements of Income net of any reimbursement.
Provisions are not recognized for future operating losses. The Company recognizes a provision for onerous contracts when the economic benefits to be derived from a contract are less than the unavoidable costs of meeting the obligations under the contract.
Where the effect of the time value of money is material, provisions are measured at the present value of the amount expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due the passage of time is recognized as a finance cost (refer to Note 21).
1.16. Provisions for restoration, environmental and equipment removal obligations
The Company is required to restore the land used for quarries and processing sites at the end of their productive lives to a condition acceptable for the relevant authorities and consistent with the Company’s environmental policies. Provisions for restoration, environmental and equipment removal obligations are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated.
Estimated costs associated with such rehabilitation activities represent management’s best estimate of expenditures required to settle the present obligation at the balance sheet date and are measured at the present value of future cash outflows expected to be incurred. Such cost estimates, initially expressed at current price levels, are adjusted for inflation (between 2.25% and 2.44% at December 31, 2024, between 2.34% and 2.89% at December 31, 2023, and between 2.35% and 3.0% at December 31, 2022) to reflect expected annual cost increases between the date of the estimate and the forecasted payment date. The estimates are then discounted to present value at a rate consistent with the duration of the liability. Where a closure and restoration obligation arises from quarry/mine development activities or relates to the decommissioning of property, plant and equipment, the provision can be capitalized as part of the cost of the associated asset (intangible or tangible). The capitalized cost is depreciated over the useful life of the asset and any change in the net present value of the expected liability is included in finance cost, unless it arises from changes in valuation assumptions. Each year, the provisions are increased to reflect accretion of the discount, with these charges recorded as a component of finance cost.
Provisions associated with environmental damage represent the estimated future cost of remediation. Estimating the future costs of these obligations is complex and requires the Company to use judgment. The estimation of these costs is based on an evaluation of currently available facts with respect to each individual site and considers factors such as existing technology, currently enacted laws and regulations and prior experience in site remediation (refer to Note 21).
1.17. Revenue recognition
Revenue is the amount of consideration expected to be received in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties (sales taxes, etc.). Some of the contracts offer discounts for prompt payment. Variable consideration is included in the transaction price to the extent it is probable that a significant reversal of revenue will not occur and is estimated at contract inception using either the expected value method, or the most likely amount method. Historical experience, market trends and industry data are considered when determining such estimates. The Company reassesses variable consideration at the end of each reporting period as additional information becomes available.
Revenue is recognized when (or as) a performance obligation is satisfied by transferring the control of a promised good or service to the customer. A customer obtains control of a good or service if it has the ability to direct the use of and obtain substantially all of the remaining benefits from that good or service. Control is transferred over time or at a point in time. Revenue from the sale of goods is recognized when control of the goods is transferred to the customer, usually upon delivery, and there is no unfulfilled obligation that could affect the customer’s acceptance of the products.
1.18. Financial assets
The Company initially measures a financial asset at fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Transaction costs associated with financial assets carried at fair value through profit or loss are expensed. Trade receivables are initially measured at their transaction price.
The Company’s financial assets comprise trade and other receivables and derivative credit support payments, carried at cost, and derivative financial instruments classified as at fair value through profit or loss.
1.19. Impairment of financial assets
The Company records an allowance for expected credit losses (ECLs) for all financial assets not held at fair value through profit and loss (FVPL).
ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive. The shortfall is then discounted at an approximation to the asset’s original effective interest rate. For trade and other receivables, the Company has applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses.
1.20.     Derivative financial instruments
Derivative financial instruments are recognized at fair value upon both initial recognition and subsequently. Derivatives are presented as financial assets when the fair value is positive and as financial liabilities when the fair value is negative. Any gains or losses arising from changes in the fair value of derivatives are recorded directly in the Consolidated Statements of Income, except for the effective portion of cash flow hedges, which is recognized in other comprehensive income (OCI) and subsequently reclassified to profit or loss when the hedged item affects profit or loss.
Periodically, the Company may enter into a cash flow hedge for a portion of its natural gas or other commodity price risk exposures. The cash flow hedge accounting model applies when hedging exposure to variability in cash flows attributable to a specific risk associated with a recognized asset or liability, an unrecognized firm commitment (currency risk only) or a highly probable forecasted transaction, that could impact profit or loss. Further details about the hedge are provided in Note 25.
1.21. Derecognition of financial assets and liabilities
(a)Financial assets
A financial asset (or a part of a financial asset or part of a group of similar financial assets) is derecognized when:
•the rights to receive cash flows from the asset have expired;
•the Company retains the right to receive cash flows from the asset but has assumed an obligation to transfer such cash flows without material delay to a third party under a “pass-through” arrangement; or
•the Company has transferred its rights to receive cash flows from the asset and either (a) has transferred substantially all the risks and rewards of the assets, or (b) has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset.
Where the Company has transferred its rights to receive cash flows from an asset and has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the asset is recognized to the extent of the Company’s continuing involvement in the asset. A corresponding liability is also recognized.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.
(b)Financial liabilities
A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the Consolidated Statements of Income.
1.22.     Fair value measurement
The Company uses the following valuation hierarchy for determining and disclosing the fair value of its financial assets and liabilities:
•Level 1: based on quoted (unadjusted) prices in active markets for identical assets and liabilities.
•Level 2: based on valuation techniques whereby all inputs having a material effect on the fair value are observable, either directly or indirectly, and include quoted prices for identical or similar assets and liabilities in markets that are not actively traded.
•Level 3: based on valuation techniques whereby all inputs having a material effect on the fair value are not derived from observable market data.
On December 31, 2024 and 2023, the Company held derivative financial instruments that were recorded at fair value in the Consolidated Statements of Financial Position (Level 2). The Company also had long and short-term borrowings that were recorded at amortized cost. The fair value of these borrowings (Level 3) is disclosed in Note 18.
1.23. Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset (an asset that takes a substantial period of time (greater than one year) to get ready for its intended use or sale) are capitalized as part of the cost of the respective asset. All other borrowing costs are expensed in the Consolidated Statements of Income in the period in which they are incurred. Borrowing costs consist of finance and other costs that an entity incurs in connection with the borrowing of funds. Capitalized interest is presented in investing activities in the Consolidated Statements of Cash Flows.
1.24.Trade payables
Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.
Trade payables are initially recorded at fair value and subsequently measured at amortized cost using the effective interest method.